Contract Balances, Performance Obligations and Contract Costs - Changes in Deferred Revenue and Contract Assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2026	Jan. 31, 2026
Contract Balances, Performance Obligations and Contract Costs
Beginning balance	$ 119,062
Recognition of previously deferred revenue	(65,952)
Deferral of revenue	70,734
Increases from business combinations, net	1,243
Effect of movements in foreign exchange	(462)
Ending balance	124,625
Current	123,874	$ 117,887
Long-term	751
Beginning balance	3,348
Transfers to trade receivables from contract assets	(2,019)
Increases as a result of revenue recognized during the period, net of amounts transferred to trade receivables	372
Effect of movements in foreign exchange	(5)
Ending balance	$ 1,696